CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Rental service	¥ 1,105,172	$ 162,774	¥ 1,089,164	¥ 796,940
Value-added services and others	102,791	15,139	144,606	92,997
Total net revenues	1,207,963	177,913	1,233,770	889,937
Operating costs and expenses:
Operating cost (including costs charged by related parties of RMB63,444, RMB52,034 and RMB 47,464 for the years ended September 30, 2018, 2019 and 2020, respectively)	(1,203,415)	(177,245)	(1,304,992)	(897,959)
Selling and marketing expenses (including expenses charged by related parties of RMB28,931, RMB55,774 and RMB nil for the years ended September 30, 2018, 2019 and 2020, respectively)	(63,512)	(9,354)	(135,413)	(117,826)
General and administrative expenses	(102,769)	(15,136)	(108,196)	(84,953)
Research and development expenses (including expenses charged by related parties of RMB154, nil and nil for the years ended September 30, 2018, 2019 and 2020, respectively)	(24,934)	(3,672)	(47,029)	(51,947)
Pre-operation expenses (including expenses charged by related parties of RMB26,460, RMB 14,431and RMB nil for the years ended September 30, 2018, 2019 and 2020, respectively)	(14,245)	(2,098)	(42,661)	(117,107)
Impairment loss on long lived assets	(846,766)	(124,715)	(46,213)	(50,614)
Loss from disposal of property and equipment	(468,980)	(69,073)
Other income (expense), net	15,881	2,339	2,427	4,034
Total operating costs and expenses	(2,708,740)	(398,954)	(1,682,077)	(1,316,372)
Loss from operations	(1,500,777)	(221,041)	(448,307)	(426,435)
Interest expense, net	(130,206)	(19,177)	(91,914)	(77,167)
Foreign exchange loss, net	(62)	(9)	(457)	(91)
Fair value change of contingent earn-out liabilities	97,417	14,348	42,404	6,164
Loss before income taxes	(1,533,628)	(225,879)	(498,274)	(497,529)
Income tax expense	(13)	(2)	(63)	(2,393)
Net loss	(1,533,641)	(225,881)	(498,337)	(499,922)
Less: net loss attributable to noncontrolling interests	(49)	(7)	(95)	(63)
Net loss attributable to Q&K International Group Limited	(1,533,592)	(225,874)	(498,242)	(499,859)
Deemed dividend			(307,389)	(135,545)
Net loss attributable to ordinary shareholders	¥ (1,533,592)	$ (225,874)	¥ (805,631)	¥ (635,404)
Net loss per share attributable to ordinary shareholders of Q&K International Group Limited—Basic and diluted | (per share)	¥ (1.14)	$ (0.17)	¥ (1.87)	¥ (1.55)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted | shares	1,351,127,462	1,351,127,462	430,450,490	409,403,915
Net loss	¥ (1,533,641)	$ (225,881)	¥ (498,337)	¥ (499,922)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	24,265	3,574	(7,621)	4,551
Comprehensive loss	(1,509,376)	(222,307)	(505,958)	(495,371)
Less: comprehensive loss attributable to noncontrolling interests	(49)	(7)	(95)	(63)
Comprehensive loss attributable to Q&K International Group Limited	(1,509,327)	(222,300)	(505,863)	(495,308)
Deemed dividend			(307,389)	(135,545)
Comprehensive loss attributable to ordinary shareholders	¥ (1,509,327)	$ (222,300)	¥ (813,252)	¥ (630,853)